SCHEDULE OF FAIR VALUE VALUATION ASSUMPTIONS (Details)		12 Months Ended
	Feb. 08, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Measurement Input, Risk Free Interest Rate [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Risk free interest rate, Minimum		4.12%	4.04%
Risk free interest rate, Maximum		4.34%
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Risk free interest rate	4.12%
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Minimum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value measurement input				3.63
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Maximum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value measurement input				3.68
Measurement Input, Risk Free Interest Rate [Member] | Existing Warrant [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Risk free interest rate, Minimum	4.20%
Risk free interest rate, Maximum	4.28%
Measurement Input, Expected Term [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)			2 years 10 months 9 days
Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)	5 years
Measurement Input, Expected Term [Member] | Minimum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)		1 year 10 months 9 days
Measurement Input, Expected Term [Member] | Maximum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)		4 years 1 month 9 days
Measurement Input, Expected Term [Member] | Warrant [Member] | Minimum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)				1 year 1 month 9 days
Measurement Input, Expected Term [Member] | Warrant [Member] | Maximum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)				3 years 4 months 9 days
Measurement Input, Expected Term [Member] | Existing Warrant [Member] | Minimum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)	2 years 9 months
Measurement Input, Expected Term [Member] | Existing Warrant [Member] | Maximum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected term (years)	2 years 9 months 3 days
Measurement Input, Price Volatility [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected volatility			87.00%
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected volatility	101.00%
Measurement Input, Price Volatility [Member] | Minimum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected volatility		97.00%
Measurement Input, Price Volatility [Member] | Maximum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected volatility		110.00%
Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value measurement input				71
Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value measurement input				95
Measurement Input, Price Volatility [Member] | Existing Warrant [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected volatility	102.00%
Measurement Input, Expected Dividend Rate [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected dividends		0.00%	0.00%
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected dividends	0.00%
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value measurement input				0.00
Measurement Input, Expected Dividend Rate [Member] | Existing Warrant [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Expected dividends	0.00%